INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Changes in allowance and provisions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Changes in allowances and provisions
Beginning	$ (6,024,951)	$ (4,851,524)	$ (5,202,043)	$ (582,212)
Additions	(674,336)	(1,546,385)	(2,269,266)	(1,774,128)
Additions for business combination				(4,513,159)
Uses and reversals	440,733	1,036,732	302,232	373,004
IAS 29		1,864,557
Currency conversion difference	1,056,511	(785,758)	2,317,553	471,544
Ending	(5,202,043)	(4,282,378)	(4,851,524)	(6,024,951)
Allowance deducted from assets
Changes in allowances and provisions
Beginning	(4,115,421)	(4,006,038)	(3,786,753)	(514,504)
Additions	(663,625)	(1,472,276)	(2,184,855)	(1,481,119)
Additions for business combination				(3,141,073)
Uses and reversals	181,295	715,791	263,924	373,004
IAS 29		1,511,300
Currency conversion difference	810,998	(591,415)	1,701,646	648,271
Ending	(3,786,753)	(3,842,638)	(4,006,038)	(4,115,421)
Allowance for impairment of trade debtors
Changes in allowances and provisions
Beginning	(2,949,214)	(3,212,170)	(2,873,688)	(346,515)
Additions	(154,818)	(654,991)	(1,362,720)	(490,374)
Additions for business combination				(2,722,575)
Uses and reversals	40,485	87,916	76,329	373,004
IAS 29		1,220,652
Currency conversion difference	189,859	(801,631)	947,909	237,246
Ending	(2,873,688)	(3,360,224)	(3,212,170)	(2,949,214)
Allowance for impairment of related parties
Changes in allowances and provisions
Beginning	(8,210)	(23,126)	(205,960)
Additions	(219,559)	(80,913)		(8,394)
Uses and reversals	402	12,408	27,264
IAS 29		17,396
Currency conversion difference	21,407	(1,361)	155,570	184
Ending	(205,960)	(75,596)	(23,126)	(8,210)
Allowance for obsolescence
Changes in allowances and provisions
Beginning	(1,157,997)	(770,742)	(707,105)	(167,989)
Additions	(289,248)	(736,372)	(822,135)	(982,351)
Additions for business combination				(418,498)
Uses and reversals	140,408	615,467	160,331
IAS 29		273,252
Currency conversion difference	599,732	211,577	598,167	410,841
Ending	(707,105)	(406,818)	(770,742)	(1,157,997)
Total included in liabilities
Changes in allowances and provisions
Beginning	(1,909,530)	(845,486)	(1,415,290)	(67,708)
Additions	(10,711)	(74,109)	(84,411)	(293,009)
Additions for business combination				(1,372,086)
Uses and reversals	259,438	320,941	38,308
IAS 29		353,257
Currency conversion difference	245,513	(194,343)	615,907	(176,727)
Ending	(1,415,290)	(439,740)	(845,486)	(1,909,530)
Provisions for contingencies
Changes in allowances and provisions
Beginning	(1,909,530)	(845,486)	(1,415,290)	(67,708)
Additions	(10,711)	(74,109)	(84,411)	(293,009)
Additions for business combination				(1,372,086)
Uses and reversals	259,438	320,941	38,308
IAS 29		353,257
Currency conversion difference	245,513	(194,343)	615,907	(176,727)
Ending	$ (1,415,290)	$ (439,740)	$ (845,486)	$ (1,909,530)